Investments - Investments in Associates and Joint Ventures (Details)	3 Months Ended		6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2026 BRL (R$)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 BRL (R$) € / shares	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$) € / shares	Sep. 30, 2025	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Disclosure of joint ventures [line items]
Equity	R$ 49,851,513,000	R$ 43,271,305,000	R$ 49,851,513,000	R$ 49,851,513,000	R$ 43,271,305,000	R$ 43,271,305,000		R$ 43,952,173,000	R$ 32,415,575,000
Income (expenses) of the period	1,807,466,000	5,011,953,000	R$ 6,119,457,000		11,360,131,000
Proportion of ownership interest in subsidiary			100.00%				100.00%
In the income (expenses) for the period			R$ (25,589,000)		(189,082,000)
Goodwill	29,384,000		29,384,000	29,384,000				29,384,000
Total Investments, including Goodwill and Financial Instruments	1,128,854,000		1,128,854,000	1,128,854,000				1,194,877,000
Realization of exchange variation on investments abroad		(15,636,000)			(15,636,000)
Impairment loss (reversal of impairment loss) recognised in profit or loss					(76,066,000)			88,871,000
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets			(188,297,000)		124,099,000
Loss from associates and joint ventures	(5,224,000)	R$ (172,005,000)	R$ (25,596,000)		(189,082,000)
Disclosure of Detailed Information About Investment in Associates and Joint Ventures

Information of investees as at				Company Participation
			06/30/2026	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	06/30/2026	12/31/2025	06/30/2026	06/30/2025
Associate
Foreign
Ensyn Corporation (1)							(4,539)
Spinnova Plc (2)	180,554	(88,585)	18.75%	33,854	54,391	(16,610)	(9,155)
Simplifyber, Inc.	38,076	(11,406)	15.52%	5,909	7,973	(1,770)	(562)
Allotrope Energy Ltd	2,619		19.72%	516	556
				40,279	62,920	(18,380)	(14,256)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	20,394	(16,367)	16.66%	3,815	3,945	(2,631)	(3,107)
Ibema Companhia Brasileira de Papel	386,501	(9,174)	49.90%	192,864	197,442	(4,578)	9,147
Foreign
Woodspin Oy (3)							(117,232)
				196,679	201,387	(7,209)	(111,192)

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			4.58%	3,368	3,581
Celluforce Inc.			8.28%	23,553	25,975
Nfinite Nanotechnology Inc.			5.40%	5,305	5,639
Lenzing Aktiengesellschaft			15.00%	830,281	865,986
				862,507	901,181

Goodwill (1)(3)				29,389	29,389		(63,634)
				29,389	29,389		(63,634)

				1,128,854	1,194,877	(25,589)	(189,082)
(1)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R9,896 related to the reclassification of other comprehensive income.
(2)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.44 on June 30, 2026 and EUR0.46 on December 31, 2025.
(3)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.

Associate | Foreign countries
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill	40,279,000		R$ 40,279,000	40,279,000				62,920,000
In the income (expenses) for the period			(18,380,000)		(14,256,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Realization of exchange variation on investments abroad			(9,896,000)
Loss from associates and joint ventures			(160,462,000)
Provision for losses on investments	371,000		R$ 371,000	371,000
Ensyn Corporation | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill
In the income (expenses) for the period					(4,539,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss								(63,634,000)
Spinnova Plc | Component Of Other Operating Expenses Related To SPA ClosingConditions
Disclosure of joint ventures [line items]
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets								(28,679,000)
Spinnova Plc | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)			18.75%
Investments Accounted for Using Equity Method, Excluding Goodwill	33,854,000		R$ 33,854,000	33,854,000				54,391,000
In the income (expenses) for the period			R$ (16,610,000)		(9,155,000)
Simplifyber, Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)			15.52%
Investments Accounted for Using Equity Method, Excluding Goodwill	5,909,000		R$ 5,909,000	5,909,000				7,973,000
In the income (expenses) for the period			R$ (1,770,000)		(562,000)
Allotrope Energy Ltd (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)			19.72%
Investments Accounted for Using Equity Method, Excluding Goodwill	516,000		R$ 516,000	516,000				556,000
Joint ventures
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill	196,679,000		196,679,000	196,679,000				201,387,000
In the income (expenses) for the period			R$ (7,209,000)		(111,192,000)
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)			16.66%
Investments Accounted for Using Equity Method, Excluding Goodwill	3,815,000		R$ 3,815,000	3,815,000				3,945,000
In the income (expenses) for the period			R$ (2,631,000)		(3,107,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)			49.90%
Investments Accounted for Using Equity Method, Excluding Goodwill	192,864,000		R$ 192,864,000	192,864,000				197,442,000
In the income (expenses) for the period			R$ (4,578,000)		9,147,000
Woodspin Oy
Disclosure of joint ventures [line items]
Share Of Profit Loss Of Investments Accounted For Using Equity Method								(117,447,000)
Realization of exchange variation on investments abroad								15,636,000
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill
In the income (expenses) for the period					(117,232,000)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the period
Non-current financial assets at fair value through other comprehensive income	862,507,000		R$ 862,507,000	862,507,000				901,181,000
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			4.58%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Country of domicile
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	3,368,000		R$ 3,368,000	3,368,000				3,581,000
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			8.28%
Celluforce Inc. (Direct) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	23,553,000		R$ 23,553,000	23,553,000				25,975,000
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			5.40%
Nfinite Nanotechnology Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	5,305,000		R$ 5,305,000	5,305,000				5,639,000
Lenzing Aktiengesellschaft (Indirect)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			15.00%
Lenzing Aktiengesellschaft (Indirect) | Foreign countries | Level 1
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income	830,281,000		R$ 830,281,000	830,281,000				865,986,000
Suzano Ventures e Suzano S/A
Disclosure of joint ventures [line items]
Goodwill	29,389,000		29,389,000	29,389,000				29,389,000
Impairment loss (reversal of impairment loss) recognised in profit or loss					(63,634,000)
Total Goodwill
Disclosure of joint ventures [line items]
Goodwill	29,389,000		29,389,000	29,389,000				R$ 29,389,000
Impairment loss (reversal of impairment loss) recognised in profit or loss					R$ (63,634,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period
Spinnova Plc
Disclosure of joint ventures [line items]
Equity	180,554,000		180,554,000	R$ 180,554,000
Income (expenses) of the period			(88,585,000)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares				R$ 0.44		R$ 0.46
Simplifyber, Inc. (Indirect)
Disclosure of joint ventures [line items]
Equity	38,076,000		38,076,000	R$ 38,076,000
Income (expenses) of the period			(11,406,000)
Allotrope Energy Ltd (Indirect)
Disclosure of joint ventures [line items]
Equity	2,619,000		2,619,000	2,619,000
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Equity	20,394,000		20,394,000	20,394,000
Income (expenses) of the period			(16,367,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Equity	386,501,000		386,501,000	386,501,000
Income (expenses) of the period			(9,174,000)
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period